Accounts Receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of accounts receivables [abstract]
Credit cards	$ 64,420	$ 65,052
Travel agencies and airlines clearing house	36,640	36,318
Cargo, mail and other travel agencies	6,798	9,278
Trade receivables due from related parties	318	499
Government	6,216	1,957
Other	7,366	6,735
Total accounts receivable	121,758	119,839
Provision for impairment	(3,673)	(3,739)	$ (2,997)	$ (3,691)
Trade and other receivables	118,085	116,100
Trade and other receivables current and non - current
Current	115,641	114,143
Non - current	2,444	1,957
Trade and other receivables	$ 118,085	$ 116,100